Investments and fair value measurements - Summary of Held-to-Maturity Debt Securities Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
One year or less	$ 23,316
After one year through five years	43,848
Amortized Cost	$ 67,164	$ 65,406
Amortized Cost, Percent of Total
One year or less	35.00%
After one year through five years	65.00%
Total	100.00%
Fair Value
One year or less	$ 23,381
After one year through five years	44,019
Total	$ 67,400	$ 66,401
Fair Value, Percent of Total
One year or less	35.00%
After one year through five years	65.00%
Total	100.00%